Kinetics Mutual Funds Inc.
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

May 3, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Kinetics Mutual Funds Inc. (“Registrant”)
File Nos.: 333-78275 and 811-09303

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and the regulations thereunder, the Registrant on behalf of its series, Kinetics Internet Fund, Kinetics Paradigm Fund, Kinetics Small Cap Opportunities Fund, Kinetics Global Fund, Kinetics Medical Fund, Kinetics Market Opportunities Fund, Kinetics Alternative Income Fund, Kinetics Multi-Disciplinary Income Fund and Kinetics Spin-Off and Corporate Restructuring Fund (the “Funds”) hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated April 30, 2019, and filed electronically as Post-Effective Amendment No. 71 to the Funds’ Registration Statement on Form N-1A on May 1, 2019.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott Resnick
For U.S. Bank Global Fund Services

Enclosures